SHARE-BASED COMPENSATION - Restricted Stock Units Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 CAD ($) year
Share-Based Payment Arrangements [Abstract]
Weighted average risk-free interest rate	1.80%	1.90%
Weighted average expected volatility	55.00%	64.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of RSUs issued (years)	3.0	3.0
Weighted average grant-date fair value (C$ per share)	$ 4.73	$ 6.76
Weighted average share price at grant date (C$ per share)	$ 4.73	$ 6.76